Investments - Results of Operations (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of subsidiaries [line items]
Revenues and other operating income	$ 2,845	$ 3,355	$ 2,976
Equity (loss) income	5	4	9
Total for all consolidated structured entities
Disclosure of subsidiaries [line items]
Revenues and other operating income	28	22	24
Expenses	(23)	(18)	(15)
Equity (loss) income	$ 5	$ 4	$ 9